Financial Instruments (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Period for average annual movement in foreign exchange rates	5 years
Average annual movement foreign exchange rate	6.36%	7.18%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss	$ 542,116	$ 409,391